Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2022	2021
	£m	£m
Cash at bank	204	117
Short-term deposits	—	40
Cash and cash equivalents	204	157